CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR	VALUE
SHORT-TERM INVESTMENTS — 83.4%
U.S. TREASURY BILLS OBLIGATIONS — 61.1%
United States Treasury Bill	0.076%	01/14/21	$20,000,000	$19,998,350
United States Treasury Bill	0.063%	02/11/21	5,000,000	4,999,275
United States Treasury Bill	0.091%	03/11/21	20,000,000	19,995,694
United States Treasury Bill	0.051%	04/01/21	20,000,000	19,994,118
United States Treasury Bill	0.041%	04/15/21	10,000,000	9,997,000
(Cost $74,987,681)				74,984,437

U.S. TREASURY NOTES OBLIGATIONS— 7.0%
United States Treasury Note	2.250%	02/15/21	8,500,000	8,537,013
(Cost $8,512,908)

MONEY MARKET DEPOSIT ACCOUNT — 15.4%
U.S. Bank Money Market Deposit Account	0.030%	08/01/31	18,883,450	18,883,451

TOTAL SHORT-TERM INVESTMENTS
(Cost $18,883,450)				18,883,451

TOTAL INVESTMENTS — 83.4%
(Cost $102,384,039)				102,404,901

OTHER ASSETS IN EXCESS OF LIABILITIES — 16.6%				20,373,014
NET ASSETS — 100.0%				$122,777,915

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

Futures contracts outstanding as of November 30, 2020 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
90-DAY Bank Bill	Dec-21	22	$16,145,821	$(143)
90-Day Euro	Mar-22	616	153,638,100	75,663
90-Day Sterling	Jun-21	1,531	255,107,136	(57,392)
Amsterdam Index	Dec-20	43	6,213,465	42,241
Australian 10-Year Bond	Dec-20	361	39,411,600	(105,075)
Australian 3-Year Bond	Dec-20	1,244	107,239,158	(8,918)
Bank Acceptance	Mar-22	136	26,029,491	(324)
CAC40 10 Euro	Dec-20	85	5,585,688	6,100
Canadian 10-Year Bond	Mar-21	209	23,952,845	25,079
Cattle Feeder Futures	Jan-21	4	282,100	1,938
Copper	Mar-21	45	3,867,750	238,779
Corn	Mar-21	96	2,044,800	27,437
Cotton No.2	Mar-21	86	3,102,450	36,880
DAX Index	Dec-20	6	2,385,457	32,449
DJIA Mini E-CBOT	Dec-20	11	1,629,595	52,132
Euro BUXL 30-Year Bond Futures	Dec-20	15	4,053,058	(28,098)
Euro Stoxx 50	Dec-20	62	2,592,177	13,107
Euro-Bobl	Dec-20	115	18,573,831	(10,340)
Euro-BTP	Dec-20	46	8,294,299	39,081
Euro-Oat	Dec-20	69	13,976,465	(38,912)
FTSE 100 Index	Dec-20	34	2,852,220	(35,523)
FTSE/JSE TOP 40	Dec-20	22	745,056	(5,124)
FTSE/MIB Index	Dec-20	5	657,706	45,553
Gasoline RBOB	Jan-21	22	1,147,238	(10,427)
Gold 100 Oz	Feb-21	2	356,180	(125)
Hang Seng Index	Dec-20	48	8,184,285	(155,369)
IBEX 35 Index	Dec-20	4	384,713	4,291
Kansas City Hard Red Winter Wheat	Mar-21	2	54,700	(493)
London Metals Exchange Aluminum	Dec-20	398	20,320,388	2,372,544
London Metals Exchange Aluminum	Mar-21	47	2,404,050	93,297
London Metals Exchange Copper	Dec-20	210	39,762,188	5,113,569
London Metals Exchange Copper	Mar-21	47	8,911,200	671,879
London Metals Exchange Nickel	Dec-20	164	15,737,112	1,236,694
London Metals Exchange Nickel	Mar-21	43	4,138,320	39,100
London Metals Exchange Zinc	Dec-20	162	11,249,685	1,152,880
London Metals Exchange Zinc	Mar-21	50	3,492,750	175,940
MSCI Singapore Exchange ETS	Dec-20	23	550,583	(14,185)
Nasdaq 100 E-Mini	Dec-20	6	1,473,240	69,617
OMX Stockholm 30 Index	Dec-20	6	133,807	(1,387)
Palladium	Mar-21	4	962,360	20,600
Platinum	Jan-21	16	772,720	11,796
Russell 2000 E-Mini	Dec-20	8	728,040	27,958
S&P 500 E-Mini	Dec-20	17	3,079,720	52,034
S&P Mid 400 E-Mini	Dec-20	6	1,301,040	58,787
S&P/TSX 60 Index	Dec-20	41	6,452,915	126,551
Silver	Mar-21	15	1,694,475	(66,061)
Soybean	Jan-21	18	1,051,650	69,086
Soybean Meal	Mar-21	129	5,020,680	41,840
Soybean Oil	Mar-21	136	3,041,232	65,202
SPI 200 Index	Dec-20	22	2,635,927	6,405
Sugar No. 11 (World)	Mar-21	121	1,966,395	12,963
Topix Index	Dec-20	6	1,008,908	23,954
U.S. Treasury 10-Year Notes	Mar-21	175	24,180,078	30,770
U.S. Treasury 2-Year Notes	Mar-21	608	134,277,750	40,646
U.S. Treasury 5-Year Notes	Mar-21	483	60,873,094	55,796
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-21	4	699,625	(1,319)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-21	5	1,080,156	(7,235)
				$11,664,188

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
3-Month Euro Euribor	Jun-21	704	$(211,074,875)	$4,574
Brent Crude	Mar-21	17	(815,150)	1,721
Cocoa	Mar-21	11	(301,290)	(41,293)
Coffee	Mar-21	12	(554,850)	(41,999)
Euro-Bund	Dec-20	99	(20,695,609)	1,978
Euro-Schatz	Dec-20	833	(111,610,851)	33,599
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-20	31	(45,143,008)	299
Live Cattle	Feb-21	30	(1,354,500)	20,341
London Metals Exchange Aluminum	Mar-21	47	(2,404,050)	(140,012)
London Metals Exchange Aluminum	Dec-20	398	(20,320,387)	(2,465,953)
London Metals Exchange Copper	Mar-21	41	(7,773,600)	(348,414)
London Metals Exchange Copper	Dec-20	210	(39,762,188)	(4,616,064)
London Metals Exchange Nickel	Mar-21	8	(769,920)	(943)
London Metals Exchange Nickel	Dec-20	164	(15,737,112)	(671,869)
London Metals Exchange Zinc	Mar-21	30	(2,095,650)	(83,949)
London Metals Exchange Zinc	Dec-20	162	(11,249,685)	(1,075,932)
Long Gilt	Mar-21	61	(10,912,665)	10,111
Low Sulphur Gasoil G Futures	Jan-21	79	(3,081,000)	(72,161)
Natural Gas	Jan-21	114	(3,285,480)	243,184
Nikkie 225 (Osaka Securities Exchange)	Dec-20	2	(506,897)	3,917
NY Harbor Ultra-Low Sulfur Diesel	Jan-21	30	(1,727,964)	(169,240)
Wheat	Mar-21	7	(204,750)	4,942
WTI Crude	Jan-21	8	(362,720)	(8,579)
				$(9,411,742)
Total Futures Contracts				$2,252,446

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2020 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	89,200,000	USD	64,381,854	Dec 16 2020	UBS	$1,107,676
BRL	75,300,000	USD	13,930,206	Dec 16 2020	UBS	121,476
CAD	252,700,000	USD	192,434,229	Dec 16 2020	UBS	2,168,029
CHF	19,150,000	USD	21,042,022	Dec 16 2020	UBS	45,161
CLP	8,440,000,000	USD	10,929,262	Dec 16 2020	UBS	154,095
CNH	73,500,000	USD	10,756,207	Dec 16 2020	UBS	393,466
COP	48,750,000,000	USD	13,117,255	Dec 16 2020	UBS	428,652
CZK	334,400,000	USD	14,800,363	Dec 16 2020	UBS	397,794
EUR	111,900,000	USD	132,159,844	Dec 16 2020	UBS	1,393,059
GBP	64,400,000	USD	84,161,611	Dec 16 2020	UBS	1,715,959
HUF	4,458,000,000	USD	14,585,537	Dec 16 2020	UBS	238,675
IDR	106,750,000,000	USD	7,155,190	Dec 16 2020	UBS	391,769
INR	1,557,000,000	USD	21,021,722	Dec 16 2020	UBS	(29,884)
JPY	13,834,500,000	USD	131,912,885	Dec 16 2020	UBS	650,222
KRW	20,715,000,000	USD	17,720,300	Dec 16 2020	UBS	997,568
MXN	844,200,000	USD	38,993,502	Dec 16 2020	UBS	2,701,967
NOK	330,300,000	USD	36,407,656	Dec 16 2020	UBS	725,421
NZD	121,800,000	USD	81,302,717	Dec 16 2020	UBS	4,106,744
PHP	567,000,000	USD	11,648,604	Dec 16 2020	UBS	140,712
PLN	50,775,000	USD	13,272,589	Dec 16 2020	UBS	257,228
RUB	1,093,000,000	USD	14,235,652	Dec 16 2020	UBS	55,166
SEK	205,050,000	USD	23,396,306	Dec 16 2020	UBS	520,358
SGD	34,119,000	USD	25,117,451	Dec 16 2020	UBS	322,653
TWD	362,250,000	USD	12,637,740	Dec 16 2020	UBS	73,298
ZAR	534,800,000	USD	32,446,973	Dec 17 2020	UBS	2,004,387
USD	69,560,269	AUD	95,950,000	Dec 16 2020	UBS	(885,027)
USD	9,059,907	BRL	50,200,000	Dec 16 2020	UBS	(307,881)
USD	148,656,054	CAD	196,000,000	Dec 16 2020	UBS	(2,281,985)
USD	20,752,035	CHF	18,900,000	Dec 16 2020	UBS	(59,858)
USD	9,225,847	CLP	7,180,000,000	Dec 16 2020	UBS	(202,885)
USD	11,627,764	CNH	77,100,000	Dec 16 2020	UBS	(68,015)
USD	10,944,403	COP	41,550,000,000	Dec 16 2020	UBS	(600,878)
USD	11,782,522	CZK	266,000,000	Dec 16 2020	UBS	(306,921)
USD	112,359,164	EUR	95,250,000	Dec 16 2020	UBS	(1,321,926)
USD	62,221,899	GBP	47,700,000	Dec 16 2020	UBS	(1,386,177)
USD	17,074,904	HUF	5,214,000,000	Dec 16 2020	UBS	(263,239)
USD	6,483,854	IDR	94,325,000,000	Dec 16 2020	UBS	(184,689)
USD	17,902,162	INR	1,328,000,000	Dec 16 2020	UBS	(2,244)
USD	132,314,328	JPY	13,914,000,000	Dec 16 2020	UBS	(1,010,553)
USD	14,105,268	KRW	16,365,000,000	Dec 16 2020	UBS	(681,984)
USD	36,832,674	MXN	791,400,000	Dec 16 2020	UBS	(2,254,976)
USD	39,466,748	NOK	365,850,000	Dec 16 2020	UBS	(1,662,941)
USD	78,482,196	NZD	117,150,000	Dec 16 2020	UBS	(3,666,559)
USD	13,955,798	PHP	678,000,000	Dec 16 2020	UBS	(141,480)
USD	18,266,103	PLN	69,750,000	Dec 16 2020	UBS	(319,909)
USD	12,139,653	RUB	940,000,000	Dec 16 2020	UBS	(150,712)
USD	33,778,133	SEK	294,900,000	Dec 16 2020	UBS	(618,473)
USD	24,916,797	SGD	33,864,000	Dec 16 2020	UBS	(333,171)
USD	18,480,193	TWD	533,250,000	Dec 16 2020	UBS	(231,087)
USD	28,181,351	ZAR	465,000,000	Dec 17 2020	UBS	(1,773,553)
Total Forward Foreign Currency Contracts						$364,528

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Columbian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HUF	Hungarian Forint	TWD	Taiwan New Dollar
IDR	Indonesian Rupiah	UBS	Union Bank of Switzerland
INR	Indian Rupee	USD	United States Dollar
		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL SYSTEMATIC MACRO FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Systematic Macro Program will be achieved by the Campbell Systematic Macro  Fund ("the Fund") investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $11,328,983, which represented 9.23% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$102,404,901	$102,404,901	$-	$-
Commodity Contracts
Futures Contracts	11,652,612	11,652,612	-	-
Equity Contracts
Futures Contracts	565,096	565,096	-	-
Interest Rate Contracts
Futures Contracts	317,596	317,596	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	21,111,535	-	21,111,535	-
Total Assets	$136,051,740	$114,940,205	$21,111,535	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(9,813,514)	$(9,813,514)	$-	$-
Equity Contracts
Futures Contracts	(211,588)	(211,588)	-	-
Interest Rate Contracts
Futures Contracts	(257,756)	(257,756)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(20,747,007)	-	(20,747,007)	-
Total Liabilities	$(31,029,865)	$(10,282,858)	$(20,747,007)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.